BLACKROCK FUNDS III

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

(the “Funds”)

Supplement dated December 8, 2020 to the Statement of Additional Information (“SAI”) of the Funds, dated March 2, 2020, as supplemented to date

Effective immediately, the following changes are made to the Funds’ SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Chris Chung, CFA, Alan Mason, Lisa O’Connor, CFA, Greg Savage, CFA, and Amy Whitelaw, the portfolio managers, are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following tables set forth information about the funds and accounts, other than the applicable Fund, for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2019.

BlackRock LifePath® Index Retirement Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Alan Mason	335 $1.48 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA*	4 $1.96 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	339 $1.47 Trillion	111 $17.19 Billion	4 $775.5 Million	0 $0	0 $0	1 $544.7 Million
Amy Whitelaw	328 $1.46 Trillion	107 $34.84 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Index 2025 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Alan Mason	335 $1.48 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA*	4 $1.96 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	339 $1.48 Trillion	111 $17.19 Billion	4 $775.5 Million	0 $0	0 $0	1 $544.7 Million
Amy Whitelaw	328 $1.46 Trillion	107 $34.84 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Index 2030 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Alan Mason	335 $1.48 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA*	4 $1.96 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	339 $1.47 Trillion	111 $17.19 Billion	4 $775.5 Million	0 $0	0 $0	1 $544.7 Million
Amy Whitelaw	328 $1.46 Trillion	107 $34.84 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Index 2035 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Alan Mason	335 $1.48 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA*	4 $1.96 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	339 $1.48 Trillion	111 $17.19 Billion	4 $775.5 Million	0 $0	0 $0	1 $544.7 Million
Amy Whitelaw	328 $1.46 Trillion	107 $34.84 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Index 2040 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Alan Mason	335 $1.48 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA*	4 $1.96 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	339 $1.47 Trillion	111 $17.19 Billion	4 $775.5 Million	0 $0	0 $0	1 $544.7 Million
Amy Whitelaw	328 $1.46 Trillion	107 $34.84 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Index 2045 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Alan Mason	335 $1.49 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA*	4 $1.96 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	339 $1.48 Trillion	111 $17.19 Billion	4 $775.5 Million	0 $0	0 $0	1 $544.7 Million
Amy Whitelaw	328 $1.46 Trillion	107 $34.84 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Index 2050 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Alan Mason	335 $1.49 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA*	4 $1.96 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	339 $1.48 Trillion	111 $17.19 Billion	4 $775.5 Million	0 $0	0 $0	1 $544.7 Million
Amy Whitelaw	328 $1.46 Trillion	107 $34.84 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Index 2055 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Alan Mason	335 $1.49 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA*	4 $1.96 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	339 $1.48 Trillion	111 $17.19 Billion	4 $775.5 Million	0 $0	0 $0	1 $544.7 Million
Amy Whitelaw	328 $1.46 Trillion	107 $34.84 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Index 2060 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Alan Mason	335 $1.49 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA*	4 $1.96 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	339 $1.48 Trillion	111 $17.19 Billion	4 $775.5 Million	0 $0	0 $0	1 $544.7 Million
Amy Whitelaw	328 $1.47 Trillion	107 $34.84 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

BlackRock LifePath® Index 2065 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Alan Mason	335 $1.49 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Lisa O’Connor, CFA*	4 $1.96 Billion	0 $0	0 $0	0 $0	0 $0	0 $0
Greg Savage, CFA	339 $1.48 Trillion	111 $17.19 Billion	4 $775.5 Million	0 $0	0 $0	1 $544.7 Million
Amy Whitelaw	328 $1.47 Trillion	107 $34.84 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2020.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes the compensation of Messrs. Mason and Savage and Ms. Whitelaw as of December 31, 2019 and the compensation of Mr. Chung and Ms. O’Connor as of April 30, 2020.

The sub-section entitled “Discretionary Incentive Compensation – Dr. O’Hara, Mr. Chung and Ms. O’Connor” is deleted in its entirety and replaced with the following:

Discretionary Incentive Compensation — Mr. Chung and Ms. O’Connor. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager. Performance of multi-asset class funds is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. The performance of Mr. Chung and Ms. O’Connor is not measured against a specific benchmark.

The sub-section entitled “Portfolio Manager Beneficial Ownership” is deleted in its entirety and replaced with the following:

As of December 31, 2019 with respect to Messrs. Mason and Savage and Ms. Whitelaw and April 30, 2020 with respect to Mr. Chung and Ms. O’Connor, the portfolio managers beneficially owned no interests in any of the Funds for which they are primarily responsible for the day-to-day management.

Shareholders should retain this Supplement for future reference.